Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (19,345)	$ (3,570)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	274	443
Share based compensation	7,117	669
Loss on divestment of a subsidiary	1,009
Gain on revaluation of warrant liability	3,735	(3,775)	[1]
Loss on revaluation of contingent liability		(1,305)
Gain from revaluation of long term financial assets	(407)
Change in severance liability	12	(4)
Change in inventory	(2,614)	9
Change in trade receivables	(73)	(358)
Change in other accounts receivables	(939)	(97)
Accrued interest on loans and leases	68	(9)
Change in accounts payable	1,018	1,098
Change in other accounts payable	458	(730)
Net of cash flows from operating activities	(9,687)	(7,629)
Cash flows from investing activities
Investment in short-term deposits	(7,434)
Divestment of a subsidiary	(549)
Purchase of property, plant and equipment	(145)	(33)
Net of cash flows from investing activities	(8,128)	(33)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net	27,395	5,507
Change in other accounts payable		529
Lease payments	(271)	(129)
Proceeds from exercise of warrants	7,251
Proceeds from exercise of options	337
Repayment of loans	(849)	(126)
Transactions with non-controlling interests	(1,850)
Proceeds from receipt of loans	43	31
Net of Cash flows from financing activities	32,056	5,812
Decrease in cash and cash equivalents	14,241	(1,850)
Effect of changes in foreign exchange rates	684	236
Cash and cash equivalents at beginning of period	13,526	2,267
Cash and cash equivalents at end of period	28,451	653
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset	1,892	260
Interest paid during the period	24	66
APPENDIX A: NON-CASH ACTIVITIES – DIVESTMENT OF SUBSIDIARY
Working capital other than cash and cash equivalents	304
Property, plant and equipment	416
Lease liability	(7)
Loans	(94)
Severance liability	(159)
Loss on divestment of subsidiary	(1,009)
Total cash and cash equivalents from divestment of a subsidiary	$ (549)

[1]	Reclassified due to discontinued operations.